Brown Advisory Flexible Equity Fund
Schedule of Investments
March 31, 2024 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Value
Communication Services - 12.5%
Alphabet, Inc. - Class A(a)	139,514	$21,056,848
Alphabet, Inc. - Class C(a)	203,937	31,051,448
Meta Platforms, Inc. - Class A	85,871	41,697,240
Pinterest, Inc. - Class A(a)	192,020	6,657,333
T-Mobile US, Inc.	67,520	11,020,615
		111,483,484

Consumer Discretionary - 12.0%
Amazon.com, Inc.(a)	195,355	35,238,135
Amer Sports, Inc.(a)	673,193	10,973,046
Booking Holdings, Inc.	4,977	18,055,959
Bright Horizons Family Solutions, Inc.(a)	75,883	8,602,097
CarMax, Inc.(a)	125,924	10,969,240
Lowe's Cos., Inc.	41,880	10,668,092
TJX Cos., Inc.	128,656	13,048,291
		107,554,860

Consumer Staples - 1.2%
Nomad Foods Ltd.	560,843	10,970,089

Energy - 2.8%
Baker Hughes Co.	274,422	9,193,137
Suncor Energy, Inc.	441,170	16,283,585
		25,476,722

Financials - 27.6%
American International Group, Inc.	202,628	15,839,431
Ameriprise Financial, Inc.	26,261	11,513,873
Bank of America Corp.	298,202	11,307,820
Berkshire Hathaway, Inc. - Class B(a)	86,860	36,526,367
Blackstone, Inc.	63,549	8,348,432
First Citizens BancShares, Inc. - Class A	10,725	17,535,375
Fiserv, Inc.(a)	90,815	14,514,053
KKR & Co., Inc.	332,775	33,470,509
Mastercard, Inc. - Class A	87,882	42,321,335
Progressive Corp.	67,269	13,912,575
Visa, Inc. - Class A	148,381	41,410,169
		246,699,939

Health Care - 12.4%
Agilent Technologies, Inc.	87,748	12,768,212
Align Technology, Inc.(a)	40,874	13,403,402
Danaher Corp.	42,517	10,617,345
Edwards Lifesciences Corp.(a)	217,074	20,743,591
Elevance Health, Inc.	33,886	17,571,246
Merck & Co., Inc.	65,811	8,683,762
UnitedHealth Group, Inc.	54,667	27,043,765
		110,831,323

Industrials - 8.9%
Canadian National Railway Co.	73,855	9,727,442
Carrier Global Corp.	141,258	8,211,328
Ferguson PLC	75,213	16,428,775
General Electric Co.	80,726	14,169,835
Uber Technologies, Inc.(a)	120,461	9,274,292
United Rentals, Inc.	29,663	21,390,286
		79,201,958

Information Technology - 17.6%
Adobe, Inc.(a)	22,138	11,170,835
Analog Devices, Inc.	60,767	12,019,105
Apple, Inc.	135,192	23,182,724
Intuit, Inc.	31,406	20,413,900
Microsoft Corp.	154,196	64,873,341
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	186,456	25,367,339
		157,027,244
TOTAL COMMON STOCKS (Cost $336,372,819)		849,245,619

REAL ESTATE INVESTMENT TRUSTS - 0.9%
SBA Communications Corp.	37,372	8,098,513
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,668,453)		8,098,513

SHORT-TERM INVESTMENTS - 5.6%
Money Market Funds - 5.6%
First American Government Obligations Fund - Class Z, 5.19%(b)	49,811,601	49,811,601
TOTAL SHORT-TERM INVESTMENTS (Cost $49,811,601)		49,811,601

TOTAL INVESTMENTS - 101.5% (Cost $392,852,873)		$907,155,733
Liabilities in Excess of Other Assets - (1.5)%		(13,074,757)
TOTAL NET ASSETS - 100.0%		$894,080,976

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments

	Level 1	Level 2	Level 3

Common Stocks	849,245,619	–	–
Real Estate Investment Trusts	8,098,513	–	–
Money Market Funds	49,811,601	–	–
Total Investments	907,155,733	–	–

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.